Statements of Cash Flows - CAD ($)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Operating activities
Net loss for the year	$ (929,987)	$ (3,912,888)	$ (43,450)
Adjustments for:
Amortization of right-of-use asset	20,177	20,175	20,175
Equity-settled share-based compensation	273,147	350,834	425,460
Flow through premium recovery	0	769,231	0
Office lease accretion per IFRS 16	1,748	4,722	7,360
Office base rent recorded as lease reduction per IFRS 16	(28,165)	(28,164)	(28,056)
Property acquisition and assessments costs	690,000	7,500	7,500
Interest expense - director's loans	100,000	99,000	101,274
Transaction cost - director's loan	34,678	181,357	136,942
Changes in working capital items
Amounts receivable and other assets	(344)	106,149	2,227
Restricted cash	(282)	(20,000)	(5,006)
Accounts payable and accrued liabilities	113,429	(347,886)	(52,056)
Advanced contributions received	(105,947)	(4,497,191)	1,008,372
Balance due to related parties	33,667	130,905	(383,179)
Net cash provided by (used in) operating activities	202,685	(8,634,718)	1,207,575
Financing activities
Net proceeds from issuance of common shares pursuant to a private placement	0	0	2,769,231
Repayment of director's loans interest	50,136	99,000	101,274
Proceeds from exercise of share purchase warrants	0	350,000	0
Proceeds from option exercise	50,167	587,973	0
Net cash provided by financing activities	31	838,973	2,667,957
Net increase (decrease) in cash	202,716	(7,795,745)	3,875,532
Cash, beginning balance	1,211,297	9,007,042	5,131,510
Cash, ending balance	$ 1,414,013	$ 1,211,297	$ 9,007,042